Net Loss Per Share (Details Narrative) - shares	Sep. 30, 2025	Dec. 31, 2024
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Contingent obligation shares issued	45,000	45,000